Parent Entity Financial Information (Details) - Schedule of Individual Financial Statements for the Parent Company - Parent [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of financial position
Current Assets	$ 27,048,773	$ 41,144,089
Non-current Assets	229,103	137,128
Total assets	27,277,876	41,281,217
Current liabilities	(4,993,949)	(6,270,879)
Non-current liabilities	(122,710)	(32,450)
Total liabilities	(5,116,659)	(6,303,329)
Shareholders’ equity
Contributed equity	213,971,323	213,787,061
Reserves	3,972,475	3,565,918
Accumulated losses	(195,782,581)	(182,375,091)
Total equity	22,161,217	34,977,888
Statement of profit or loss and other comprehensive income
Loss for the year	(13,967,504)	(13,019,855)
Total comprehensive loss for the year	$ (13,967,504)	$ (13,019,855)